Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 174,265	$ 333,705
Short-term investment	10,000
Amounts receivable	12,321	8,385
Inventories		9,859
Other assets	1,015	984
Total current assets	197,601	352,933
Non-current assets
Investments in associates	304,911	257,433
Other investments	109,603	115,133
Royalty, stream and other interests	1,414,668	1,575,772
Exploration and evaluation	95,002	102,182
Goodwill	111,204	111,204
Other assets	1,657	1,686
Total Assets	2,234,646	2,516,343
Current liabilities
Accounts payable and accrued liabilities	11,732	15,310
Dividends payable	7,779	7,890
Provisions and other liabilities	3,494	5,632
Total current liabilities	23,005	28,832
Non-current liabilities
Long-term debt	352,769	464,308
Provisions and other liabilities		2,036
Deferred income taxes	87,277	126,762
Total liabilities	463,051	621,938
Equity attributable to Osisko Gold Royalties Ltd's shareholders
Share capital	1,609,162	1,633,013
Warrants	30,901	30,901
Contributed surplus	21,230	13,265
Equity component of convertible debentures	17,601	17,601
Accumulated other comprehensive income (loss)	23,499	(2,878)
Retained earnings	69,202	202,503
Total equity	1,771,595	1,894,405
Total Liabilities and Equity	$ 2,234,646	$ 2,516,343